Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 23, 2024
Entity Registrant Name	dei_EntityRegistrantName	ETF OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001771146
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 23, 2024
Prospectus Date	rr_ProspectusDate	Jan. 23, 2024
TappAlpha SPY Growth & Daily Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – TAPPALPHA FINANCE SPY GROWTH & DAILY INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TappAlpha SPY Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the performance of the SPDR S&P 500 ETF Trust (“SPY”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in SPY, an exchange-traded fund designed to track the performance of the S&P 500® Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. Through this call option strategy, the Fund sells or “writes” exchange-traded call options to generate income from option premiums. These may include but are not limited to selling call options on SPY, or selling call options on the S&P 500® Index (“SPX”) or selling Cboe Mini-SPX Index call options (“XSP”). XSP options are designed to track the S&P 500 ® Index but trade at a smaller size compared to a standard SPX options contract.

The Fund will receive premium income for each call option sold. The expiration dates at the time of purchase for the Fund’s sold call options will range from the same day to one week. While the Fund expects to primarily invest in daily or 0DTE call options, the Fund may use options expiring weekly to accommodate defensive actions, if needed to prevent against a loss of premium or a capital loss. Compared to a similar strategy using monthly call options, a strategy using daily call options provides a higher income potential and a more stable income level in volatile markets. The Fund’s use of daily or 0DTE call options provides a higher likelihood of participating more closely in the capital performance of the underlying security as compared to covered call strategies with longer time horizons. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of SPY beyond a certain point. If the value of SPY increases, the above-referenced long exposure would allow the Fund to experience similar percentage gains. However, if SPY appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to SPY and the sold 0DTE call positions) will limit the Fund’s participation in gains of SPY beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of SPY into current income.

To implement the Fund’s investment strategy, at the beginning of each trading day, the Adviser sells “out-of-the-money” same day call options on SPY, SPX or XSP between 0% and 5% “out of the money” at the time of purchase. The strike price of an option is the price at which the underlying security can be bought or sold. The difference between the option’s strike price and the price of the underlying security determines if an option is “out of the money” or “in the money”. A call option is “out of the money” if the strike price of the option is higher than the current price of the underlying security. A call option is “in the money” if the strike price of the option is lower than the current price of the underlying security. At the expiration date, if the option is “in-the-money”, the buyer will typically exercise the option, benefiting from the ability to purchase the underlying security from the seller at a price lower than the current market price. If the option is “out-of-the-money”, the option likely will not be exercised, benefiting the seller who retains the underlying security. The tradeoff with respect to purchasing same day call options between 0% and 5% “out of the money” is, the closer the option position to the price of the underlying security, the larger the option premium, but the lower the cap is set to participate in the capital appreciation of the underlying security.  The higher it is set, the less income is generated from premiums, but the higher the ceiling is to participate in the capital appreciation of the underlying security.

With respect to the Fund’s covered call options, the Adviser covers the entire notional value of the underlying security. However, the Fund’s notional exposure will drift during each trading day. The notional value of the options will not be permitted to deviate with respect to the underlying security by plus or minus more than 5%. The Fund may reallocate its portfolio at the end of each trading day. That is, the Fund may allow each day’s options to expire and then settle them in cash. The Fund may also close an options position before its expiration at the end of a trading day if the Adviser believes the option has yielded a majority of its potential return, and then open another option that expires the same day to generate additional premium, or to roll the option to prevent its expiry in the money.

The long component of the strategy consists of investments in SPY. SPY is not actively managed and holds a portfolio of common stocks that are included in the S&P 500® Index with the weight of each stock in SPY substantially corresponding to the weight of such stock in the Index. The Fund is designed to provide investors with exposure to the performance associated with SPY, subject to a limit on potential gains, while providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions from a stream of income based on call options premiums received. There is no guarantee, however, that the Fund will make a distribution in any given month, and the amounts of the distribution may vary greatly from one distribution to the next. Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments and economic interests that provide exposure to SPY (“80% Investment Policy”). “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund will also hold short-term U.S. Treasury securities as collateral in connection with the Fund's options strategy and to generate income. The income generated by these securities will be influenced by interest rates at the time of investment. Further income, in the form of option premiums received from sales of call options, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, will also impact the level of income.

Investment Process: In managing the equity portion of the Fund’s portfolio, the Adviser has developed a unique approach to daily “out-of-the-money” covered call options strategy, powered by the Adviser’s proprietary research process.

In pursuing the Fund’s investment strategy, the Adviser considers a number of criteria including:

●	Income Generation: The Adviser’s technology identifies the optimal strike price daily, factoring in market volatility, historical data, planned market events, and other dynamic parameters. This approach not only increases the potential for consistent, additive income generation but also retains the opportunity for capital appreciation.

●	Maximized Theta Decay: By writing call options at the beginning of each trading day that expire the same day, the Adviser seeks to capitalize on the rapid time decay of the options. This refers to the circumstance in which the extrinsic value of an option (the difference between the market price of an option and its intrinsic value) diminishes as it approaches its expiration date, all else being equal. Out-of-the-money options expiring the same day are less likely to end up in-the-money at expiration than longer-term options. A shift into in-the-money option positions means the strike price of the option is lower than the price of the underlying security in which case the Fund could incur a loss. Options expiring in one week are not designed to maximize theta decay.

●	Reduced Time Risk: By focusing on options with short-term expirations (that is one day), the Adviser seeks to minimize the chances that the intrinsic value of the option (the difference between an option’s strike price and the underlying asset’s price) adversely affect the option's value.

●	Flexibility: As market conditions change, the Adviser will adjust its position daily to re-align with the underlying security ’s price trajectory. This approach offers the best chance to participate in both the underlying security's performance and the simultaneous harvesting of daily options premiums.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

An investment in the Fund is not an investment in SPY or the S&P 500® Index, nor is the Fund a traditionally passively managed index fund. The Fund does not invest directly in the S&P 500® Index or in any companies that comprise the Index. Neither the Fund nor any of its affiliates makes any representation to you as to the performance of the S&P 500® Index.

The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with nor endorsed by SPY or the S&P 500® Index.

Index Overview: The S&P 500® Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.- based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index. The S&P 500® Index includes 500 selected companies, all of which are listed on national stock exchanges and spans a broad range of major sectors. The five largest sectors in the Index as of December 29, 2023 were information technology, financials, healthcare, consumer discretionary and industrials. This distribution can vary over time as the market value of these sectors change. Regarding volatility, the S&P 500® Index, like all market indices, has experienced periods of significant daily price movements. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 403-2888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 403-2888
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
TappAlpha SPY Growth & Daily Income ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
TappAlpha SPY Growth & Daily Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund’s Shares will change in value, and you could lose money by investing in the Fund.
TappAlpha SPY Growth & Daily Income ETF | Referenced Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index, including SPX and XSP options. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not own shares of companies in the Index. The Fund will have exposure to declines in the Index. The Fund is subject to potential losses if the Index loses value, which may not be offset by income received by the Fund. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

TappAlpha SPY Growth & Daily Income ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

TappAlpha SPY Growth & Daily Income ETF | Index Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

TappAlpha SPY Growth & Daily Income ETF | S&P 500® Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

S&P 500® Index Risk. The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

TappAlpha SPY Growth & Daily Income ETF | Investment Risks of Investing in SPY [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risks of Investing in SPY The risks with respect to SPY’s investment strategies are as follows:
TappAlpha SPY Growth & Daily Income ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Strategy/Index Risk.    SPY is not actively managed. Rather, SPY attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, SPY will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause SPY’s return to be lower than if SPY employed an active strategy.

TappAlpha SPY Growth & Daily Income ETF | Index Tracking Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Tracking Risk.    While SPY is intended to track the performance of the S&P 500® Index (the “Index”) as closely as possible (i.e., to achieve a high degree of correlation with the Index), SPY’s return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that SPY may not always fully replicate the performance of the Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

TappAlpha SPY Growth & Daily Income ETF | Equity Investing and Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Investing and Market Risk.    An investment SPY involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact SPY and its investments and could result in increased premiums or discounts to SPYs net asset value.

An investment in SPY is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of SPYs portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of portfolio securities, the value of equity securities generally and other factors. The identity and weighting of Index Securities and the portfolio securities change from time to time.

The financial condition of issuers of SPYs portfolio securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of SPY thus in the value of its shares. Since SPY is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the portfolio unless such issuer is removed from the Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

There can be no assurance that the issuers of portfolio securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of portfolio securities, and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

TappAlpha SPY Growth & Daily Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.

TappAlpha SPY Growth & Daily Income ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

TappAlpha SPY Growth & Daily Income ETF | Covered Call Options Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Options Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security prior to the expiration of the options. The maximum potential gain on the underlying security will be equal to the difference between the strike price and the purchase price of the underlying security at the time the option is written, plus the premium received. In a rising market, the option may require the underlying security to be sold at an exercise price that is lower than would be received if the underlying security was sold at the market price. The Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying security during the option period, the unrealized loss realized may exceed such gain. If the underlying security declines by more than the option premium the Fund receives, there will be a loss on the overall position. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index.

TappAlpha SPY Growth & Daily Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. The Fund is subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

TappAlpha SPY Growth & Daily Income ETF | Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Other Investment Companies Risk: To the extent that the Fund invests in other ETFs or investment companies, the value of an investment in the Fund is based on the performance of the underlying funds in which the Fund invests and the allocation of its assets among those ETFs or investment companies. The underlying ETFs and investment companies may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs or investment companies will achieve their respective investment goals. Because the Fund invests in ETFs and other investment companies, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests which impacts the Fund’s performance. The principal risks of an investment in the Fund include the principal risks of investing in the underlying ETFs and investment companies.

The Fund is exposed to the risks of the underlying ETFs and investment companies in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. The Fund’s ability to achieve its investment goal depends, in part, upon the- Adviser’s skill in selecting an optimal mix of underlying funds.

TappAlpha SPY Growth & Daily Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

TappAlpha SPY Growth & Daily Income ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
TappAlpha SPY Growth & Daily Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TappAlpha SPY Growth & Daily Income ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

TappAlpha SPY Growth & Daily Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TappAlpha SPY Growth & Daily Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

TappAlpha SPY Growth & Daily Income ETF | Trading [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

TappAlpha SPY Growth & Daily Income ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

TappAlpha SPY Growth & Daily Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TappAlpha SPY Growth & Daily Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
TappAlpha SPY Growth & Daily Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund seeks to achieve its investment objective by entering into one or more options contracts. The Fund may invest a relatively high percentage of its assets in a limited number of issuers and/or in options contracts with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers and/or counterparties.

TappAlpha SPY Growth & Daily Income ETF | TappAlpha SPY Growth & Daily Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSPY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 218
TappAlpha Innovation 100 Growth & Daily Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – TAPPALPHA INNOVATION 100 GROWTH & DAILY INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TappAlpha Innovation 100 Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the performance of the Invesco QQQ Trust, Series 1 (“QQQ”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in QQQ, a unit investment trust designed to track the investment results of the NASDAQ-100 Index®, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. Through this call option strategy, the Fund sells or “writes” exchange-traded call options to generate income from option premiums. These may include but are not limited to selling call options on QQQ or selling call options on the NASDAQ 1000 Micro Index (XND) and the NASDAQ 1000 Reduced Volatility Index (NQX). The NASDAQ-100 Index is a modified market capitalization weighted index composed of securities issued by 100 of the largest non-financial companies listed on the NASDAQ Stock Market (NASDAQ). XND is designed to reflect 1/100 of the full value of the NASDAQ-100 Index. NQX is designed to reflect 1/5 of the full value of the NASDAQ-100 Index. XND and NQX are appropriate for the Fund’s strategy because they represent a sub-set of the NASDAQ-100 Index.

The Fund will receive premium income for each call option sold. The expiration dates at the time of purchase for the Fund’s sold call options will range from the same day to one week. While the Fund expects to primarily invest in daily or 0DTE call options, the Fund may use options expiring weekly to accommodate defensive actions, if needed to prevent against a loss of premium or a capital loss. Compared to a similar strategy using monthly call options, a strategy using daily call options provides a higher income potential and a more stable income level in volatile markets. The Fund’s use of daily or 0DTE call options provides a higher likelihood of participating more closely in the capital performance of the underlying security as compared to covered call strategies with longer time horizons. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of QQQ beyond a certain point. If the value of QQQ increases, the above-referenced long exposure would allow the Fund to experience similar percentage gains. However, if QQQ appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to QQQ and the sold 0DTE call positions) will limit the Fund’s participation in gains of QQQ beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of QQQ into current income.

To implement the Fund’s investment strategy, at the beginning of each trading day, the Adviser sells “out-of-the-money” same day call options on QQQ, XND or NQX between 0% and 5% “out of the money” at the time of purchase. The strike price of an option is the price at which the underlying security can be bought or sold. The difference between the option’s strike price and the price of the underlying security determines if an option is “out of the money” or “in the money”. A call option is “out of the money” if the strike price of the option is higher than the current price of the underlying security. A call option is “in the money” if the strike price of the option is lower than the current price of the underlying security. At the expiration date, if the option is “in-the-money”, the buyer typically will exercise the option, benefiting from the ability to purchase the underlying security from the seller at a price lower than the current market price. If the option is “out-of-the-money”, the option likely will not be exercised, benefiting the seller who retains the underlying security. The trade-off with respect to purchasing same day call options between 0% and 5% “out of the money” is, the closer the option position to the price of the underlying security, the larger the option premium, but the lower the cap is set to participate in the capital appreciation of the underlying security.  The higher it is set, the less income is generated from premiums, but the higher the ceiling is to participate in the capital appreciation of the underlying security.

With respect to the Fund’s covered call options, the Adviser covers the entire notional value of the underlying security. However, the Fund’s notional exposure will drift during each trading day. The Fund may reallocate its portfolio at the end of each trading day. The notional value of the options will not be permitted to deviate with respect to the underlying security by plus or minus more than 5%. That is, the Fund may allow each day’s options to expire and then settle them in cash. The Fund may also close an options position before its expiration at the end of a trading day if the Adviser believes the option has yielded a majority of its potential return, and then open another option that expires the same day to generate additional premium, or to roll the option to prevent its expiry in the money.

The long component of the strategy consists of investments in QQQ. QQQ is not actively managed and holds a portfolio of stocks that are included in the NASDAQ-100® Index. The Fund is designed to provide investors with exposure to the performance associated with QQQ, subject to a limit on potential gains , while providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions from a stream of income based on call option premiums received. There is no guarantee, however, that the Fund will make a distribution in any given month, and the amounts of the distribution may vary greatly from one distribution to the next. Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments and economic interests that provide exposure to the NASDAQ-100® Index. (“80% Investment Policy”). “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund will also hold short-term U.S. Treasury securities as collateral in connection with the Fund's options strategy and to generate income. The income generated by these securities will be influenced by interest rates at the time of investment. Further income, in the form of option premiums received from sales of call options, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, will also impact the level of income.

Investment Process: In managing the equity portion of the Fund’s portfolio, the Adviser has developed a unique approach to daily out-of-the-money covered call options strategy, powered by the Adviser’s proprietary research process.

In pursuing the Fund’s investment strategy, the Adviser considers a number of criteria including:

●	Income Generation: The Adviser’s technology identifies the optimal strike price daily, factoring in market volatility, historical data, planned market events, and other dynamic parameters. This approach not only increases the potential for consistent, additive income generation but also retains the opportunity for capital appreciation.

●	Maximized Theta Decay: By writing call options at the beginning of each trading day that expire the same day, the Adviser seeks to capitalize on the rapid time decay of the options. This refers to the circumstance in which the extrinsic value of an option (the difference between the market price of an option and its intrinsic value) diminishes as it approaches its expiration date, all else being equal. Out-of-the-money options expiring the same day are less likely to end up in-the-money at expiration than longer-term options. A shift into in-the-money option positions means the strike price of the option is lower than the price of the underlying security in which case the Fund could incur a loss. Options expiring in one week are not designed to maximize theta decay.

●	Reduced Time Risk: By focusing on options with short-term expirations (that is one day), the Adviser seeks to minimize the chances that the intrinsic value of the option (the difference between an option’s strike price and the underlying asset’s price) adversely affect the option's value.

●	Flexibility: As market conditions change, the Adviser will adjust its position daily to re-align with the underlying security’s price trajectory. This approach offers the best chance to participate in both the underlying security’s performance and the simultaneous harvesting of daily options premiums.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

An investment in the Fund is not an investment in QQQ or the NASDAQ-100® Index, nor is the Fund a traditionally passively managed index fund. The Fund does not invest directly in the NASDAQ-100® Index or in any companies that comprise the NASDAQ-100® Index. Neither the Fund nor any of its affiliates makes any representation to you as to the performance of the NASDAQ-100® Index.

The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with nor endorsed by QQQ or the NASDAQ-100® Index.

Index Overview: The Nasdaq 100® Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars. The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 403-2888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 403-2888
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
TappAlpha Innovation 100 Growth & Daily Income ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
TappAlpha Innovation 100 Growth & Daily Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund’s Shares will change in value, and you could lose money by investing in the Fund.
TappAlpha Innovation 100 Growth & Daily Income ETF | Referenced Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index, including XND and NQX options. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not own shares of companies in the Index. The Fund will have exposure to declines in the Index. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

TappAlpha Innovation 100 Growth & Daily Income ETF | Indirect Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

TappAlpha Innovation 100 Growth & Daily Income ETF | Index Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

TappAlpha Innovation 100 Growth & Daily Income ETF | Passive Strategy/Index Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Passive Strategy/Index Risk.   QQQ is not actively managed. Rather, QQQ attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, QQQ will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause QQQ’s return to be lower than if QQQ employed an active strategy.

TappAlpha Innovation 100 Growth & Daily Income ETF | Index Tracking Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Index Tracking Risk.    While QQQ is intended to track the performance of the NASDAQ-100 Index® (the “Index”) as closely as possible (i.e., to achieve a high degree of correlation with the Index), QQQ’s return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that QQQ may not always fully replicate the performance of the Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

TappAlpha Innovation 100 Growth & Daily Income ETF | Equity Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.

TappAlpha Innovation 100 Growth & Daily Income ETF | General Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

TappAlpha Innovation 100 Growth & Daily Income ETF | Covered Call Options Strategy Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Covered Call Options Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security prior to the expiration of the options. The maximum potential gain on the underlying security will be equal to the difference between the strike price and the purchase price of the underlying security at the time the option is written, plus the premium received. In a rising market, the option may require the underlying security to be sold at an exercise price that is lower than would be received if the underlying security was sold at the market price. The Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying security during the option period, the unrealized loss may exceed such gain. If the underlying security declines by more than the option premium the Fund receives, there will be a loss on the overall position. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index.

TappAlpha Innovation 100 Growth & Daily Income ETF | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. The Fund is subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

TappAlpha Innovation 100 Growth & Daily Income ETF | Other Investment Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Other Investment Companies Risk: To the extent that the Fund invests in other ETFs or investment companies, the value of an investment in the Fund is based on the performance of the underlying funds in which the Fund invests and the allocation of its assets among those ETFs or investment companies. The underlying ETFs and investment companies may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs or investment companies will achieve their respective investment goals. Because the Fund invests in ETFs and other investment companies, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests which impacts the Fund’s performance. The principal risks of an investment in the Fund include the principal risks of investing in the underlying ETFs and investment companies.

The Fund is exposed to the risks of the underlying ETFs and investment companies in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. The Fund’s ability to achieve its investment goal depends, in part, upon the- Adviser’s skill in selecting an optimal mix of underlying funds.

TappAlpha Innovation 100 Growth & Daily Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so

TappAlpha Innovation 100 Growth & Daily Income ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
TappAlpha Innovation 100 Growth & Daily Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TappAlpha Innovation 100 Growth & Daily Income ETF | Cash Redemption Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

TappAlpha Innovation 100 Growth & Daily Income ETF | Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TappAlpha Innovation 100 Growth & Daily Income ETF | Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

TappAlpha Innovation 100 Growth & Daily Income ETF | Trading [Member]
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●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

TappAlpha Innovation 100 Growth & Daily Income ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

TappAlpha Innovation 100 Growth & Daily Income ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TappAlpha Innovation 100 Growth & Daily Income ETF | New Adviser Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser is newly formed and has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
TappAlpha Innovation 100 Growth & Daily Income ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund may invest a relatively high percentage of its assets in a limited number of issuers with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers and/or counterparties.

TappAlpha Innovation 100 Growth & Daily Income ETF | Investment Risks of the Fund [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investment Risks of the Fund The investment risks of the Fund are as follows:
TappAlpha Innovation 100 Growth & Daily Income ETF | The Nasdaq 100 Index Risks [Member]
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The Nasdaq 100 Index Risks: The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

TappAlpha Innovation 100 Growth & Daily Income ETF | Investment Risks of QQQ [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investment Risks of QQQ The risks with respect to the investment strategies of QQQ are as follows:
TappAlpha Innovation 100 Growth & Daily Income ETF | Common Stock Risk [Member]
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Common Stock Risk. Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of such issuer because common stockholders, as owners of such issuer, have generally subordinate rights to receive payments from such issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding. The value of the Securities may therefore be expected to fluctuate over the entire life of QQQ.

TappAlpha Innovation 100 Growth & Daily Income ETF | ADR Risk [Member]
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ADR Risk. QQQ is also subject to risks associated with investments in American Depositary Receipts (“ADRs”) included in the Index. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

TappAlpha Innovation 100 Growth & Daily Income ETF | Industry Sector Risk [Member]
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Industry Sector Risk. QQQ is subject to the risk of an investment in a portfolio of equity securities in economic sectors in which the Index may be highly concentrated (e.g., technology) as well as to the risks specific to the performance of a few individual component Securities which currently represent a highly concentrated weighting in the Index. These include the risks that the level of stock prices in these sectors or the stock prices of these specific companies may decline, thereby adversely affecting the value of QQQ. In addition, because it is the policy of QQQ to invest in the securities that comprise the Index, if the Index is concentrated in an industry or industry group, the portfolio of Securities also will be concentrated in that industry or industry group. By concentrating its investments in an industry or industry group, QQQ may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which QQQ invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole. Furthermore, investors should be aware that in the event that one or more stocks which currently have a highly concentrated weighting in the Index were to leave NASDAQ, if a company with a large market capitalization were to list its shares on NASDAQ, or if there were a significant rebalancing of the Index, then the composition and weighting of the Index, and hence the composition and weighting of the Securities in QQQ, would change significantly and the performance of QQQ would reflect the performance of the new Index as reconfigured.

Due to the concentration of the Index in sectors characterized by relatively higher volatility in price performance when compared to other economic sectors, the performance of the Index may be more volatile when compared to other broad-based stock indexes. It is anticipated that the price volatility of QQQ may be greater than the price volatility of other market-traded securities which are issued by investment companies based upon indexes other than the Index.

TappAlpha Innovation 100 Growth & Daily Income ETF | Technology Sector Risk [Member]
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Technology Sector Risk. Companies in the technology industry may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, research and development of new products and competition for the services of qualified personnel. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future. Technology companies may have limited product lines, markets, financial resources or personnel. Companies in the technology industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The technology industry is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of sector participants depends substantially on the timely and successful introduction of new products.

TappAlpha Innovation 100 Growth & Daily Income ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As QQQ may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact QQQ’s returns.

TappAlpha Innovation 100 Growth & Daily Income ETF | Foreign Investing Risk [Member]
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Foreign Investing Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging market companies may be volatile and considered speculative. Emerging market economies may be riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, currency restrictions, capital controls, and capital seizures, which adversely affect returns to U.S. investors. Emerging markets securities may have decreased publicly available and less reliable information about issuers, and inconsistent and potentially less stringent regulatory, disclosure, recordkeeping, accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market economies usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market economies is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. The ability to bring and enforce actions in emerging market countries may be limited, and shareholder claims may be difficult or impossible to pursue. From time to time, the United States or other countries may impose sanctions on various persons, issuers, or countries, which could negatively affect the value of QQQ’s investments and make them illiquid. Investments in emerging market economies may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

TappAlpha Innovation 100 Growth & Daily Income ETF | China Investing Risk [Member]
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●	China Investing Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks not associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; risk of nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors, such as QQQ, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as QQQ’s) rights may be limited. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will maintain their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent loss, and in turn, adversely affect QQQ’s returns and net asset value.

Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on QQQ’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by QQQ.

Additionally, developing countries, such as those in Greater China, may subject QQQ’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of QQQ, directly or indirectly, including by reducing the after-tax profits of companies in China in which QQQ invests. Chinese taxes that may apply to QQQ’s investments include income tax or withholding tax on dividends, interest or gains earned by QQQ, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for QQQ.

TappAlpha Innovation 100 Growth & Daily Income ETF | Russia Risk [Member]
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●	Russia Risk. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia. The resulting responses to the military actions (and the potential for further sanctions in response to continued military activity), the military escalation of the conflict and the potential for further escalation, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on QQQ performance and the value of an investment in QQQ, even beyond any direct investment exposure QQQ may have to Russian issuers or the adjoining geographic regions.

TappAlpha Innovation 100 Growth & Daily Income ETF | TappAlpha Innovation 100 Growth & Daily Income ETF
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Trading Symbol	dei_TradingSymbol	TDAQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 218

[1]	Under the Investment Advisory Agreement, Tapp Finance, Inc., d/b/a TappAlpha (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	Under the Investment Advisory Agreement, Tapp Finance, Inc., d/b/a TappAlpha (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	Other Expenses are estimated for the Fund’s initial fiscal year.